NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED MARCH 3, 2021

TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust

Prospectuses and Summary Prospectuses

  dated August 3, 2020

Nuveen Multistate Trust I

Prospectus and Summary Prospectuses

  dated September 30, 2020

Nuveen Multistate Trust II

Prospectuses and Summary Prospectuses

  dated June 30, 2020

Nuveen Multistate Trust III

Prospectus and Summary Prospectuses

  dated September 30, 2020

Nuveen Multistate Trust IV

Prospectus and Summary Prospectuses

  dated September 30, 2020

Nuveen Investment Funds, Inc.

Prospectus and Summary Prospectus

  dated August 3, 2020

Prospectus and Summary Prospectuses

  dated September 30, 2020

Class C2 shares of each Fund will be converted to Class A shares of such Fund at the close of business on June 4, 2021. Therefore, Class C2 shares of each Fund will no longer be available after that date.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-CC2P-0321P

NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED MARCH 3, 2021

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust

Statement of Additional Information

  dated August 3, 2020

Nuveen Multistate Trust I

Statement of Additional Information

  dated September 30, 2020

Nuveen Multistate Trust II

Statements of Additional Information

  dated June 30, 2020

Nuveen Multistate Trust III

Statement of Additional Information

  dated September 30, 2020

Nuveen Multistate Trust IV

Statement of Additional Information

  dated September 30, 2020

Nuveen Investment Funds, Inc.

Statement of Additional Information

  dated August 3, 2020

Statement of Additional Information

  dated September 30, 2020

Class C2 shares of each Fund will be converted to Class A shares of such Fund at the close of business on June 4, 2021. Therefore, Class C2 shares of each Fund will no longer be available after that date.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-CC2SAI-0321P